Restructuring and Divestiture Costs - Corporate - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 22.4	$ 16.7	$ 10.0
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and divestiture costs	10.4
Restructuring charges	8.9
Payment for restructuring costs	0.5
Divestiture costs	1.5
Corporate [Member] | Executives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 5.5